Trade and other payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Domestic suppliers		R$ 338,028	R$ 243,186
Abroad suppliers		5,785	3,897
Advance from customers		5,807	2,220
Related parties	[1]	106,083	89,594
Other accounts payable		5,629	15,101
Total		461,332	353,998
Current		445,804	353,998
Non-current		R$ 15,528	R$ 0

[1]	The outstanding balances relate to transactions in the ordinary course of business with the Company’s shareholder Twilio Inc. (note 28).